Membership Interests	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Membership Interests [Abstract]
MEMBERSHIP INTERESTS

8.    MEMBERSHIP INTERESTS

Cash Distributions

On October 21, 2014, our board of directors declared a cash distribution of $101 million, which was paid to our members on October 22, 2014.  During the nine months ended September 30, 2014, our board of directors declared, and we paid the following cash distributions to our members.

Declaration Date	Payment Date	Amount
July 30, 2014	July 31, 2014	$71
April 30, 2014	May 1, 2014	57
February 19, 2014	February 20, 2014	$53

Distributions are limited by our required regulatory capital structure to be at or below the assumed debt-to-equity ratio established periodically by the PUCT for ratemaking purposes, which is currently set at 60% debt to 40% equity.  At September 30, 2014, our regulatory capitalization ratio was 58.7% debt and 41.3% equity.  The PUCT has the authority to determine what types of debt and equity are included in a utility’s debt-to-equity ratio.  For purposes of this ratio, debt is calculated as long-term debt plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt.  The debt calculation excludes transition bonds issued by Bondco.  Equity is calculated as membership interests determined in accordance with US GAAP, excluding the effects of purchase accounting (which included recording the initial goodwill and fair value adjustments and the subsequent related impairments and amortization).  At September 30, 2014, $193 million was available for distribution to our members under the capital structure restriction.

Membership Interests

The following tables present the changes to membership interests during the nine months ended September 30, 2014 and 2013:

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests

Balance at December 31, 2013	$7,457	$(48)	$7,409
Net income	355	-	355
Distributions	(181)	-	(181)
Net effects of cash flow hedges (net of tax)		2	2
Defined benefit pension plans (net of tax)	-	(1)	(1)
Balance at September 30, 2014	$7,631	$(47)	$7,584

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests

Balance at December 31, 2012	$7,335	$(31)	$7,304
Net income	329	-	329
Distributions	(215)	-	(215)
Net effects of cash flow hedges (net of tax)		3	3
Defined benefit pension plans (net of tax)	-	(1)	(1)
Other	(1)	-	(1)
Balance at September 30, 2013	$7,448	$(29)	$7,419

Accumulated Other Comprehensive Income (Loss)

The following tables present the changes to accumulated other comprehensive income (loss) for the nine months ended September 30, 2014 and 2013:

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2013	$(26)	$(22)	$(48)
Defined benefit pension plans (net of tax)	-	(1)	(1)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at September 30, 2014	$(24)	$(23)	$(47)

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2012	$(28)	$(3)	$(31)
Defined benefit pension plans (net of tax)	-	(1)	(1)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	3	-	3
Balance at September 30, 2013	$(25)	$(4)	$(29)

8.    MEMBERSHIP INTERESTS

Cash Distributions

On February 19, 2014, our board of directors declared a cash distribution of $53 million, which was paid to our members on February 20, 2014.

During 2013, our board of directors declared, and we paid the following cash distributions to our members:

Declaration Date	Payment Date	Amount
October 29, 2013	October 31, 2013	$95
July 31, 2013	August 1, 2013	$95
May 1, 2013	May 2, 2013	$70
February 13, 2013	February 15, 2013	$50

During 2012, our board of directors declared, and we paid the following cash distributions to our members:

Declaration Date	Payment Date	Amount
October 24, 2012	October 30, 2012	$70
July 25, 2012	July 31, 2012	$50
April 25, 2012	May 1, 2012	$60
February 14, 2012	February 21, 2012	$45

Distributions are limited by our required regulatory capital structure to be at or below the assumed debt-to-equity ratio established periodically by the PUCT for ratemaking purposes, which is currently set at 60% debt to 40% equity.  At December 31, 2013, our regulatory capitalization ratio was 58.7% debt and 41.3% equity.  The PUCT has the authority to determine what types of debt and equity are included in a utility’s debt-to-equity ratio.  For purposes of this ratio, debt is calculated as long-term debt plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt.  The debt calculation excludes transition bonds issued by Bondco.  Equity is calculated as membership interests determined in accordance with US GAAP, excluding the effects of purchase accounting (which included recording the initial goodwill and fair value adjustments and the subsequent related impairments and amortization).  At December 31, 2013, $192 million was available for distribution to our members under the capital structure restriction.

Accumulated Other Comprehensive Income (Loss)

The following table presents the changes to accumulated other comprehensive income (loss) for the year ended December 31, 2013.

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2012	$(28)	$(3)	$(31)
Defined benefit pension plans (net of tax)	-	(19)	(19)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at December 31, 2013	$(26)	$(22)	$(48)